Schedule II - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts Receivable - Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 684	$ 262	$ 304
Additions- Charges to (Recovery of) Costs and Expenses	224	422	(40)
Deductions- Write- offs/Costs Incurred	383		2
Balance at End of Year	525	684	262
Supplies-Reserve for Slow-Moving Items [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	928	721	722
Additions- Charges to (Recovery of) Costs and Expenses		379
Deductions- Write- offs/Costs Incurred		172	1
Balance at End of Year	928	928	721
Notes Receivable - Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	970	970	970
Balance at End of Year	970	970	970
Deferred Tax Assets - Valuation Allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	292	298	273
Additions- Charges to (Recovery of) Costs and Expenses	950		25
Deductions- Write- offs/Costs Incurred		6
Balance at End of Year	$ 1,242	$ 292	$ 298